Supplement dated January 15, 2026
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund	5/1/2025
The portfolio manager information under the heading "Fund Management" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Lead Portfolio Manager	2012
Harvey Liu, CFA	Senior Portfolio Manager	Portfolio Manager	January 2026
J. Nicholas Smith, CFA	Senior Portfolio Manager	Portfolio Manager	January 2026
Michael Welter, CFA	Senior Portfolio Manager	Portfolio Manager	January 2026
The rest of the section remains the same.
The portfolio manager information under the heading "Primary Service Provider Contracts - Portfolio Managers" in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Lead Portfolio Manager	2012
Harvey Liu, CFA	Senior Portfolio Manager	Portfolio Manager	January 2026
J. Nicholas Smith, CFA	Senior Portfolio Manager	Portfolio Manager	January 2026
Michael Welter, CFA	Senior Portfolio Manager	Portfolio Manager	January 2026
Mr. Pope joined one of the Columbia Management legacy firms or acquired business lines in 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
Mr. Liu joined one of the Columbia Management legacy firms or acquired business lines in 2010. Mr. Liu began his investment career in 1996 and earned a B.S. from the New York University Stern Undergraduate School of Business.
Mr. Smith joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Smith began his investment career in 2005 and earned a B.A. from Harvard University and an M.B.A. from the University of Chicago.
Mr. Welter joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Welter began his investment career in 1998 and earned a B.S. from the Wharton School of the University of Pennsylvania.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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